Investment Portfolio	as of April 30, 2021 (Unaudited)
DWS Total Return Bond Fund
	Principal Amount ($)(a)	Value ($)

Corporate Bonds 70.8%
Communication Services 9.2%
Alibaba Group Holding Ltd.:
2.125%, 2/9/2031	306,000	295,028
3.15%, 2/9/2051	324,000	306,633
Amazon.com, Inc.:
2.5%, 6/3/2050	160,000	143,806
4.25%, 8/22/2057	500,000	607,546
AT&T, Inc.:
3-month USD-LIBOR + 1.18%, 1.364% (b), 6/12/2024	2,256,000	2,304,284
1.65%, 2/1/2028	410,000	399,386
1.7%, 3/25/2026	500,000	502,337
2.25%, 2/1/2032	730,000	692,086
2.75%, 6/1/2031	500,000	499,276
3.65%, 6/1/2051	800,000	769,472
CCO Holdings LLC:
144A, 4.75%, 3/1/2030	970,000	1,012,438
144A, 5.875%, 5/1/2027	890,000	918,649
Charter Communications Operating LLC:
3.5%, 6/1/2041	790,000	759,946
3.7%, 4/1/2051	1,140,000	1,072,514
3.75%, 2/15/2028	560,000	606,397
Comcast Corp., 1.95%, 1/15/2031	360,000	348,201
Cox Communications, Inc., 144A, 2.95%, 10/1/2050	345,000	314,343
CSC Holdings LLC:
144A, 3.375%, 2/15/2031	1,290,000	1,208,408
144A, 4.125%, 12/1/2030	1,145,000	1,139,275
144A, 4.5%, 11/15/2031 (c)	1,290,000	1,290,000
Discovery Communications LLC, 144A, 4.0%, 9/15/2055	300,000	293,361
Empresa Nacional de Telecomunicaciones SA, REG S, 4.75%, 8/1/2026	750,000	834,619
Match Group Holdings II LLC, 144A, 4.125%, 8/1/2030	1,360,000	1,365,100
Meituan, 144A, 2.125%, 10/28/2025	721,000	710,463
Netflix, Inc.:
144A, 3.625%, 6/15/2025	435,000	467,764
5.875%, 11/15/2028	1,350,000	1,642,579
NortonLifeLock, Inc., 3.95%, 6/15/2022	2,500,000	2,531,250
Tencent Holdings Ltd.:
144A, 2.88%, 4/22/2031	200,000	202,655
144A, 3.84%, 4/22/2051	500,000	509,564
Tencent Music Entertainment Group, 2.0%, 9/3/2030	857,000	805,917
T-Mobile U.S.A., Inc.:
144A, 2.05%, 2/15/2028	215,000	213,409
144A, 2.25%, 11/15/2031	985,000	943,600
2.625%, 4/15/2026	1,125,000	1,144,350
144A, 3.3%, 2/15/2051	550,000	512,919
3.375%, 4/15/2029	1,125,000	1,143,281
144A, 3.6%, 11/15/2060	215,000	205,880
144A, 4.375%, 4/15/2040	500,000	554,830

VeriSign, Inc.:
4.625%, 5/1/2023	2,750,000	2,758,250
5.25%, 4/1/2025	2,750,000	3,107,500
Verizon Communications, Inc.:
2.1%, 3/22/2028	355,000	358,223
2.55%, 3/21/2031	535,000	536,270
2.65%, 11/20/2040	425,000	393,747
3.0%, 11/20/2060	400,000	357,174
3.7%, 3/22/2061	500,000	505,764
ViacomCBS, Inc., 4.2%, 5/19/2032	485,000	540,826
Vodafone Group PLC, 4.25%, 9/17/2050	500,000	555,980
Walt Disney Co., 2.65%, 1/13/2031	435,000	447,600
		38,832,900
Consumer Discretionary 6.5%
1011778 BC Unlimited Liability Co., 144A, 4.375%, 1/15/2028	2,200,000	2,227,500
7-Eleven, Inc.:
144A, 0.95%, 2/10/2026	225,000	220,927
144A, 1.3%, 2/10/2028	292,000	281,342
144A, 1.8%, 2/10/2031	1,092,000	1,032,992
Carnival Corp.:
144A, 5.75%, 3/1/2027	790,000	832,960
144A, 7.625%, 3/1/2026	863,000	944,985
Dollar General Corp., 4.125%, 4/3/2050	175,000	196,264
Ford Motor Credit Co. LLC:
2.9%, 2/16/2028	1,804,000	1,767,920
3.37%, 11/17/2023	3,000,000	3,090,000
3.375%, 11/13/2025	1,094,000	1,119,282
5.584%, 3/18/2024	2,189,000	2,386,010
General Motors Financial Co., Inc.:
2.35%, 1/8/2031	1,000,000	956,930
3.95%, 4/13/2024	1,195,000	1,292,608
4.35%, 4/9/2025	720,000	798,019
Hilton Domestic Operating Co., Inc.:
144A, 3.625%, 2/15/2032	2,250,000	2,212,695
144A, 4.0%, 5/1/2031	1,110,000	1,121,100
Lowe's Companies, Inc.:
3.0%, 10/15/2050	345,000	325,528
4.05%, 5/3/2047	300,000	332,778
Mattel, Inc., 144A, 3.375%, 4/1/2026	825,000	854,057
McDonald's Corp.:
2.125%, 3/1/2030	355,000	351,609
4.2%, 4/1/2050	420,000	483,833
Nissan Motor Co., Ltd., 144A, 4.345%, 9/17/2027	1,000,000	1,094,068
QVC, Inc., 4.75%, 2/15/2027	1,750,000	1,846,250
Royal Caribbean Cruises Ltd., 144A, 5.5%, 4/1/2028	540,000	566,298
Sands China Ltd., 4.6%, 8/8/2023	1,200,000	1,282,800
		27,618,755
Consumer Staples 1.5%
Albertsons Companies, Inc.:
144A, 3.25%, 3/15/2026	820,000	819,410
144A, 3.5%, 3/15/2029	460,000	441,600
Altria Group, Inc.:
2.45%, 2/4/2032	371,000	349,008
3.7%, 2/4/2051	400,000	358,836
3.875%, 9/16/2046	140,000	132,664
4.8%, 2/14/2029	41,000	46,638

Anheuser-Busch InBev Worldwide, Inc.:
4.35%, 6/1/2040	420,000	475,299
4.439%, 10/6/2048	430,000	486,359
5.55%, 1/23/2049	581,000	751,188
BAT Capital Corp., 2.726%, 3/25/2031	495,000	474,584
Keurig Dr Pepper, Inc.:
3.2%, 5/1/2030	235,000	250,525
3.8%, 5/1/2050	285,000	304,092
PepsiCo, Inc., 3.5%, 3/19/2040	245,000	269,003
Philip Morris International, Inc., 2.1%, 5/1/2030	590,000	574,680
Smithfield Foods, Inc., 144A, 3.0%, 10/15/2030	365,000	364,047
		6,097,933
Energy 4.0%
BP Capital Markets America, Inc.:
1.749%, 8/10/2030	340,000	323,052
2.939%, 6/4/2051	1,000,000	909,029
Cheniere Energy Partners LP, 4.5%, 10/1/2029	2,000,000	2,087,500
Continental Resources, Inc., 4.375%, 1/15/2028 (d)	2,250,000	2,446,875
Energy Transfer Operating LP:
4.05%, 3/15/2025	1,500,000	1,624,230
4.25%, 3/15/2023	2,150,000	2,261,245
EQM Midstream Partners LP, 144A, 4.5%, 1/15/2029	685,000	679,862
Exxon Mobil Corp.:
2.44%, 8/16/2029	871,000	893,258
3.482%, 3/19/2030	940,000	1,028,665
Hess Corp., 5.8%, 4/1/2047	945,000	1,152,389
Marathon Petroleum Corp., 4.7%, 5/1/2025	990,000	1,117,236
MPLX LP, 2.65%, 8/15/2030	305,000	301,166
Phillips 66, 1.3%, 2/15/2026	340,000	338,242
Plains All American Pipeline LP, 3.8%, 9/15/2030	360,000	370,786
Saudi Arabian Oil Co.:
144A, 1.625%, 11/24/2025	242,000	245,163
144A, 2.25%, 11/24/2030	305,000	294,928
Suncor Energy, Inc., 3.75%, 3/4/2051	500,000	500,065
Total Capital International SA, 3.127%, 5/29/2050	480,000	460,401
		17,034,092
Financials 23.4%
AerCap Ireland Capital DAC:
3.15%, 2/15/2024	1,300,000	1,366,026
4.625%, 10/15/2027	1,300,000	1,447,829
Air Lease Corp.:
3.0%, 2/1/2030	1,075,000	1,073,638
4.65%, Perpetual (d) (e)	4,105,000	4,187,100
Aircastle Ltd., 4.4%, 9/25/2023	1,214,000	1,302,049
Ally Financial, Inc., 4.7%, Perpetual (e)	4,250,000	4,308,225
Avolon Holdings Funding Ltd.:
144A, 2.75%, 2/21/2028	1,025,000	997,111
144A, 4.25%, 4/15/2026	370,000	394,560
144A, 5.125%, 10/1/2023	1,172,000	1,259,969
Banco del Estado de Chile, 144A, 2.704%, 1/9/2025	960,000	1,001,530
Banco Nacional de Panama, 144A, 2.5%, 8/11/2030	862,000	826,167
Bank of America Corp.:
1.922%, 10/24/2031	2,140,000	2,030,208
2.676%, 6/19/2041	450,000	422,774
4.3%, Perpetual (e)	1,542,000	1,588,260

Barclays PLC:
2.645%, 6/24/2031	850,000	844,578
2.852%, 5/7/2026	1,505,000	1,584,812
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025	1,427,000	1,432,708
Blackstone Secured Lending Fund, 144A, 3.625%, 1/15/2026	1,385,000	1,459,322
BNP Paribas SA:
144A, 2.219%, 6/9/2026	690,000	711,113
144A, 4.625%, Perpetual (d) (e)	1,510,000	1,532,650
BPCE SA:
144A, 2.277%, 1/20/2032	1,285,000	1,241,770
144A, 4.625%, 9/12/2028	760,000	878,575
Citigroup, Inc.:
2.561%, 5/1/2032 (c)	450,000	449,510
3.2%, 10/21/2026	1,000,000	1,084,497
4.0%, Perpetual (e)	5,800,000	5,874,240
4.412%, 3/31/2031	720,000	823,898
5.5%, 9/13/2025	1,500,000	1,756,731
Commonwealth Bank of Australia, 144A, 2.688%, 3/11/2031	780,000	762,643
Credit Suisse Group AG:
144A, 2.193%, 6/5/2026	480,000	490,577
144A, 2.593%, 9/11/2025	450,000	468,130
Credit Suisse Group Funding Guernsey Ltd., 4.55%, 4/17/2026	850,000	957,191
GE Capital Funding LLC, 144A, 4.4%, 5/15/2030	375,000	426,504
Global Payments, Inc.:
1.2%, 3/1/2026	1,030,000	1,018,892
3.2%, 8/15/2029	1,200,000	1,265,229
HSBC Holdings PLC:
2.357%, 8/18/2031	200,000	194,904
4.0%, Perpetual (e)	1,805,000	1,815,206
4.6%, Perpetual (e)	2,500,000	2,537,500
Intercontinental Exchange, Inc.:
2.1%, 6/15/2030	465,000	453,340
3.0%, 6/15/2050	273,000	256,491
JPMorgan Chase & Co.:
1.953%, 2/4/2032	1,204,000	1,144,572
2.522%, 4/22/2031	1,525,000	1,540,733
2.739%, 10/15/2030	1,000,000	1,025,908
2.956%, 5/13/2031	495,000	508,495
LSEGA Financing PLC, 144A, 2.5%, 4/6/2031	570,000	568,787
Macquarie Bank Ltd., 144A, 3.052%, 3/3/2036	2,200,000	2,123,564
Mizuho Financial Group, Inc., 1.234%, 5/22/2027	1,285,000	1,261,859
Morgan Stanley:
1.794%, 2/13/2032	445,000	418,421
1.928%, 4/28/2032	620,000	587,284
2.188%, 4/28/2026	1,045,000	1,086,588
3.217%, 4/22/2042	160,000	162,126
3.622%, 4/1/2031	810,000	887,016
Nippon Life Insurance Co., 144A, 2.75%, 1/21/2051	365,000	352,225
Oversea-Chinese Banking Corp., Ltd., 144A, 1.832%, 9/10/2030	3,405,000	3,388,145
Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022	54,000	56,440
PayPal Holdings, Inc.:
2.65%, 10/1/2026	843,000	898,639
2.85%, 10/1/2029	230,000	243,033
REC Ltd.:
144A, 4.75%, 5/19/2023	683,000	721,173
144A, 5.25%, 11/13/2023	1,345,000	1,453,206
Santander Holdings U.S.A., Inc., 3.244%, 10/5/2026	1,000,000	1,066,706
Societe Generale SA, 144A, 5.375%, Perpetual (e)	2,650,000	2,756,000

Standard Chartered PLC, 144A, 4.75%, Perpetual (d) (e)		825,000	837,540
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		750,000	883,339
Synchrony Financial, 4.375%, 3/19/2024		630,000	686,230
The Charles Schwab Corp.:
Series H, 4.0%, Perpetual (e)		1,270,000	1,286,446
Series I, 4.0%, Perpetual (e)		2,155,000	2,214,392
The Goldman Sachs Group, Inc.:
0.855%, 2/12/2026		275,000	272,640
1.431%, 3/9/2027		850,000	846,681
1.992%, 1/27/2032		1,290,000	1,225,271
3.5%, 4/1/2025		439,000	477,441
3.75%, 2/25/2026		1,255,000	1,394,243
3.8%, Perpetual (d) (e)		3,465,000	3,466,732
UBS Group AG:
144A, 2.095%, 2/11/2032		795,000	757,956
144A, 4.375%, Perpetual (e)		1,121,000	1,116,807
Wells Fargo & Co.:
2.188%, 4/30/2026		2,945,000	3,051,337
2.393%, 6/2/2028		1,274,000	1,311,674
2.572%, 2/11/2031		1,100,000	1,111,681
3.196%, 6/17/2027		970,000	1,046,424
3.9%, Perpetual (e)		2,105,000	2,152,152
			98,916,363
Health Care 4.6%
AbbVie, Inc.:
3.2%, 11/21/2029		560,000	598,620
4.25%, 11/21/2049		360,000	407,905
4.75%, 3/15/2045		300,000	357,909
Alcon Finance Corp., 144A, 2.75%, 9/23/2026		300,000	318,583
Amgen, Inc.:
3.375%, 2/21/2050		400,000	397,219
4.563%, 6/15/2048		300,000	358,098
Anthem, Inc., 2.25%, 5/15/2030		810,000	797,389
Biogen, Inc., 3.15%, 5/1/2050		410,000	374,005
Bristol-Myers Squibb Co., 4.25%, 10/26/2049		880,000	1,044,271
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029		1,245,000	1,266,788
Cigna Corp.:
2.375%, 3/15/2031		490,000	483,866
2.4%, 3/15/2030		275,000	275,174
3.2%, 3/15/2040		145,000	148,639
3.4%, 3/15/2051		500,000	496,323
CVS Health Corp.:
1.75%, 8/21/2030		1,000,000	941,549
2.7%, 8/21/2040		225,000	207,556
4.25%, 4/1/2050		180,000	202,601
5.05%, 3/25/2048		500,000	614,846
DaVita, Inc., 144A, 4.625%, 6/1/2030		1,305,000	1,321,313
DH Europe Finance II Sarl, 0.75%, 9/18/2031	EUR	2,010,000	2,407,822
Fresenius Medical Care U.S. Finance III, Inc., 144A, 2.375%, 2/16/2031		495,000	476,911
Gilead Sciences, Inc.:
1.65%, 10/1/2030		320,000	299,251
2.8%, 10/1/2050		380,000	341,717
HCA, Inc., 5.25%, 6/15/2026		1,900,000	2,205,148
Jazz Securities DAC, 144A, 4.375%, 1/15/2029		280,000	286,300
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030		295,000	285,419
3.175%, 7/9/2050		545,000	518,463

Thermo Fisher Scientific, Inc., 2.6%, 10/1/2029	1,090,000	1,127,018
UnitedHealth Group, Inc.:
2.875%, 8/15/2029	327,000	347,034
2.9%, 5/15/2050	430,000	411,930
4.45%, 12/15/2048	244,000	298,553
		19,618,220
Industrials 6.2%
Adani Ports & Special Economic Zone Ltd., 144A, 4.2%, 8/4/2027	1,264,000	1,327,191
Agilent Technologies, Inc., 2.1%, 6/4/2030	375,000	365,262
American Airlines, Inc., 144A, 5.5%, 4/20/2026	1,095,000	1,149,750
Boeing Co.:
1.95%, 2/1/2024	2,310,000	2,374,554
2.196%, 2/4/2026	1,967,000	1,970,530
2.75%, 2/1/2026	3,195,000	3,312,848
4.508%, 5/1/2023	1,325,000	1,414,938
4.875%, 5/1/2025	873,000	979,044
Delta Air Lines, Inc.:
4.375%, 4/19/2028	850,000	902,454
144A, 4.5%, 10/20/2025	270,000	289,616
Empresa de los Ferrocarriles del Estado, 144A, 3.068%, 8/18/2050	367,000	319,565
FedEx Corp., 2.4%, 5/15/2031	610,000	604,475
Gartner, Inc., 144A, 3.75%, 10/1/2030	525,000	526,313
General Electric Co.:
3.45%, 5/1/2027	415,000	453,422
3.625%, 5/1/2030 (d)	310,000	336,802
GFL Environmental, Inc.:
144A, 3.75%, 8/1/2025	890,000	905,575
144A, 4.0%, 8/1/2028	1,450,000	1,387,563
Otis Worldwide Corp., 2.565%, 2/15/2030	530,000	539,331
Penske Truck Leasing Co. LP, 144A, 1.2%, 11/15/2025	675,000	668,239
Prime Security Services Borrower LLC:
144A, 5.25%, 4/15/2024	2,380,000	2,540,650
144A, 6.25%, 1/15/2028	680,000	710,600
Siemens Financieringsmaatschappij NV, 144A, 2.875%, 3/11/2041	615,000	608,372
XPO Logistics, Inc., 144A, 6.25%, 5/1/2025	2,350,000	2,517,320
		26,204,414
Information Technology 4.3%
Apple, Inc., 2.375%, 2/8/2041	600,000	564,226
Broadcom, Inc.:
144A, 2.6%, 2/15/2033	1,300,000	1,227,173
4.11%, 9/15/2028	1,274,000	1,407,173
4.75%, 4/15/2029	275,000	312,877
5.0%, 4/15/2030	630,000	724,593
Crowdstrike Holdings, Inc., 3.0%, 2/15/2029	535,000	530,212
Dell International LLC:
144A, 4.9%, 10/1/2026	2,208,000	2,536,461
144A, 8.35%, 7/15/2046	520,000	814,936
Fidelity National Information Services, Inc., 2.25%, 3/1/2031	995,000	977,939
Fortinet, Inc., 2.2%, 3/15/2031	265,000	257,997
KLA Corp., 3.3%, 3/1/2050	282,000	280,857
Microsoft Corp., 2.921%, 3/17/2052	775,000	774,446
MSCI, Inc., 144A, 3.625%, 9/1/2030	1,075,000	1,092,125
NXP BV, 144A, 2.7%, 5/1/2025	125,000	132,106
Open Text Corp., 144A, 3.875%, 2/15/2028	1,800,000	1,822,500

Oracle Corp.:
2.875%, 3/25/2031	455,000	462,567
3.6%, 4/1/2050	235,000	231,750
3.65%, 3/25/2041	430,000	439,388
4.0%, 11/15/2047	350,000	366,048
SK Hynix, Inc., 144A, 1.5%, 1/19/2026	1,769,000	1,751,517
Twilio, Inc., 3.625%, 3/15/2029	1,460,000	1,487,886
		18,194,777
Materials 2.0%
AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022	750,000	785,625
Corp. Nacional del Cobre de Chile, 144A, 3.15%, 1/15/2051	259,000	238,591
Glencore Funding LLC, 144A, 1.625%, 9/1/2025	2,370,000	2,385,211
LYB International Finance III LLC, 3.625%, 4/1/2051	255,000	254,959
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025	2,370,000	2,651,437
Reynolds Group Issuer, Inc., 144A, 4.0%, 10/15/2027	380,000	375,725
Tronox, Inc., 144A, 4.625%, 3/15/2029	1,600,000	1,634,000
		8,325,548
Real Estate 3.5%
American Tower Corp.:
(REIT), 2.1%, 6/15/2030	430,000	413,129
(REIT), 2.95%, 1/15/2051	290,000	263,624
Boston Properties LP, (REIT), 2.55%, 4/1/2032	690,000	667,284
Crown Castle International Corp.:
(REIT), 2.9%, 4/1/2041	920,000	856,382
(REIT), 3.8%, 2/15/2028	820,000	900,511
Equinix, Inc.:
(REIT), 2.15%, 7/15/2030	271,000	260,697
(REIT), 3.2%, 11/18/2029	490,000	516,964
Iron Mountain, Inc.:
144A, (REIT), 5.0%, 7/15/2028	475,000	491,625
144A, (REIT), 5.25%, 7/15/2030	915,000	950,456
MPT Operating Partnership LP, (REIT), 3.5%, 3/15/2031	1,750,000	1,746,010
Office Properties Income Trust, (REIT), 4.15%, 2/1/2022	395,000	403,126
SBA Communications Corp.:
144A, (REIT), 3.125%, 2/1/2029	3,000,000	2,873,916
(REIT), 3.875%, 2/15/2027	1,405,000	1,436,858
(REIT), 4.875%, 9/1/2024	875,000	895,781
Welltower, Inc.:
(REIT), 2.75%, 1/15/2031	300,000	304,154
(REIT), 2.8%, 6/1/2031	1,055,000	1,071,830
(REIT), 3.1%, 1/15/2030	820,000	851,285
		14,903,632
Utilities 5.6%
Abu Dhabi National Energy Co. PJSC, 144A, 4.375%, 4/23/2025	1,226,000	1,370,300
AES Panama Generation Holdings SRL, 144A, 4.375%, 5/31/2030	868,000	900,724
Ameren Corp., 1.75%, 3/15/2028	520,000	509,420
American Electric Power Co., Inc.:
3.2%, 11/13/2027	430,000	464,893
4.3%, 12/1/2028	155,000	176,620
Dominion Energy, Inc., 3.375%, 4/1/2030	1,060,000	1,141,720
Duke Energy Corp., 4.2%, 6/15/2049	270,000	298,082
Duke Energy Indiana LLC, 2.75%, 4/1/2050	480,000	438,709
Edison International, 5.375%, Perpetual (e)	3,325,000	3,439,945
EDP Finance BV, 144A, 3.625%, 7/15/2024	1,555,000	1,678,669

ENN Energy Holdings, Ltd., 144A, 2.625%, 9/17/2030		1,261,000	1,228,971
NextEra Energy Capital Holdings, Inc.:
3.25%, 4/1/2026		218,000	237,324
3.5%, 4/1/2029		740,000	810,760
NextEra Energy Operating Partners LP:
144A, 3.875%, 10/15/2026		1,750,000	1,830,334
144A, 4.25%, 7/15/2024		2,700,000	2,862,000
Pacific Gas and Electric Co.:
2.5%, 2/1/2031		180,000	169,463
3.3%, 8/1/2040		520,000	462,191
3.5%, 8/1/2050		225,000	194,840
Perusahaan Listrik Negara PT, 144A, 2.875%, 10/25/2025	EUR	2,526,000	3,253,109
Sempra Energy, 4.0%, 2/1/2048		680,000	734,662
Southern California Edison Co., 2.95%, 2/1/2051		480,000	435,314
Southern Power Co., Series F, 4.95%, 12/15/2046		745,000	864,186
			23,502,236
Total Corporate Bonds (Cost $290,632,099)			299,248,870

Mortgage-Backed Securities Pass-Throughs 13.0%
Federal Home Loan Mortgage Corp.:
3.5%, with various maturities from 6/1/2028 until 7/1/2045		4,060,102	4,442,285
4.5%, 12/1/2040		515,078	575,755
5.5%, with various maturities from 6/1/2039 until 5/1/2041		839,261	964,707
6.0%, 11/1/2038		116,938	130,256
7.5%, 2/1/2035		106,793	124,126
Federal National Mortgage Association:
2.5%, with various maturities from 3/1/2050 until 6/1/2051 (c)		34,825,587	36,062,724
3.5%, with various maturities from 11/1/2042 until 10/1/2048		7,863,814	8,536,876
4.0%, with various maturities from 9/1/2040 until 12/1/2040		1,714,323	1,889,396
4.5%, 11/1/2043		289,754	324,009
5.5%, with various maturities from 2/1/2031 until 2/1/2042		1,427,486	1,617,297
6.5%, with various maturities from 5/1/2023 until 4/1/2037		24,839	28,243
Government National Mortgage Association:
4.5%, 7/15/2040		55,592	62,789
5.5%, 6/15/2042		90,757	102,747
6.5%, with various maturities from 12/15/2023 until 7/15/2039		275,689	312,127
Total Mortgage-Backed Securities Pass-Throughs (Cost $54,231,555)			55,173,337

Asset-Backed 5.8%
Automobile Receivables 1.6%
Avis Budget Rental Car Funding AESOP LLC, “C”, Series 2019-1A, 144A, 4.53%, 3/20/2023		500,000	510,158
GMF Floorplan Owner Revolving Trust, “C”, Series 2019-1, 144A, 3.06%, 4/15/2024		2,510,000	2,567,185
Hertz Vehicle Financing II LP, “B”, Series 2019-3A, 144A, 3.03%, 12/26/2025		2,200,000	2,207,399
JPMorgan Chase Bank NA, “E”, Series 2021-1, 144A, 2.365%, 9/25/2028		1,327,000	1,327,066
			6,611,808
Credit Card Receivables 2.4%
Fair Square Issuance Trust, “A”, Series 2020-AA, 144A, 2.9%, 9/20/2024		2,690,000	2,717,652
Master Credit Card Trust II, “A”, Series 2020-1A, 144A, 1.99%, 9/21/2024		3,150,000	3,247,319
World Financial Network Credit Card Master Trust, “M”, Series 2016-A, 2.33%, 4/15/2025		4,000,000	4,008,681
			9,973,652
Home Equity Loans 0.0%
CIT Home Equity Loan Trust, “AF6”, Series 2002-1, 6.2%, 2/25/2030		26,038	26,666

Miscellaneous 1.8%
Babson CLO Ltd., “A2R”, Series 2016-1A, 144A, 3-month USD-LIBOR + 1.45%, 1.623% (b), 7/23/2030	3,300,000	3,301,376
CF Hippolyta LLC, “B1”, Series 2020-1, 144A, 2.28%, 7/15/2060	1,521,704	1,551,720
JPMorgan Mortgage Acquisition Trust, “AF4”, Series 2007-CH1, 4.801%, 11/25/2036	315,595	315,744
MVW Owner Trust, “A”, Series 2019-1A, 144A, 2.89%, 11/20/2036	2,569,849	2,637,707
		7,806,547
Total Asset-Backed (Cost $24,118,729)		24,418,673

Commercial Mortgage-Backed Securities 2.0%
20 Times Square Trust, “C”, Series 2018-20TS, 144A, 3.203% (b), 5/15/2035	1,500,000	1,490,809
BAMLL Commercial Mortgage Securities Trust, “C”, Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.35%, 1.465% (b), 9/15/2034	667,000	664,486
BX Commercial Mortgage Trust, “D”, Series 2018-IND, 144A, 1-month USD-LIBOR + 1.3%, 1.415% (b), 11/15/2035	525,000	525,000
Citigroup Commercial Mortgage Trust, “D”, Series 2019-PRM, 144A, 4.35%, 5/10/2036	1,275,000	1,327,303
GMAC Commercial Mortgage Securities, Inc., “G”, Series 2004-C1, 144A, 5.455%, 3/10/2038	2,674,892	1,667,608
MTRO Commercial Mortgage Trust, “C”, Series 2019-TECH, 144A, 1-month USD-LIBOR + 1.3%, 1.415% (b), 12/15/2033	500,000	496,923
Natixis Commercial Mortgage Securities Trust, “A”, Series 2018-OSS, 144A, 4.177%, 12/15/2037	750,000	818,345
NYT Mortgage Trust, “B”, Series 2019-NYT, 144A, 1-month USD-LIBOR + 1.4%, 1.515% (b), 12/15/2035	1,400,000	1,399,903
Total Commercial Mortgage-Backed Securities (Cost $9,315,193)		8,390,377

Collateralized Mortgage Obligations 6.4%
Alternative Loan Trust, “1A4”, Series 2006-43CB, 6.0%, 2/25/2037	123,967	96,742
Banc of America Mortgage Trust, “2A2”, Series 2004-A, 2.528% (b), 2/25/2034	66,038	67,551
Bear Stearns Adjustable Rate Mortgage Trust, “2A1”, Series 2005-11, 2.988% (b), 12/25/2035	137,173	144,654
CHL Mortgage Pass Through Trust, “2A5”, Series 2004-13, 5.75%, 8/25/2034	168,269	169,062
Citigroup Mortgage Loan Trust, Inc., “A1A”, Series 2021-J1, 144A, 2.5%, 4/25/2051	4,250,000	4,354,258
Connecticut Avenue Securities Trust:
“1M2”, Series 2019-R03, 144A, 1-month USD-LIBOR + 2.15%, 2.256% (b), 9/25/2031	267,356	269,362
“1M2”, Series 2019-R02, 144A, 1-month USD-LIBOR + 2.3%, 2.406% (b), 8/25/2031	453,762	457,064
CSFB Mortgage-Backed Pass-Through Certificates, “10A3”, Series 2005-10, 6.0%, 11/25/2035	201,740	81,641
Fannie Mae Connecticut Avenue Securities:
“1M2”, Series 2018-C06, 1-month USD-LIBOR + 2.0%, 2.106% (b), 3/25/2031	464,802	468,011
“1M2”, Series 2018-C03, 1-month USD-LIBOR + 2.15%, 2.256% (b), 10/25/2030	731,075	739,294
“1M2”, Series 2018-C01, 1-month USD-LIBOR + 2.25%, 2.356% (b), 7/25/2030	720,566	727,799
“1M2”, Series 2018-C05, 1-month USD-LIBOR + 2.35%, 2.456% (b), 1/25/2031	1,558,161	1,579,789
Federal Home Loan Mortgage Corp.:
“6”, Series 233, Interest Only, 4.5%, 8/15/2035	119,263	19,157
“C32”, Series 303, Interest Only, 4.5%, 12/15/2042	1,154,211	166,773
“PS”, Series 4922, Interest Only, 6.05% minus 1-month USD-LIBOR, 5.944% (b), 8/25/2049	6,491,032	1,230,424
Federal National Mortgage Association, “4”, Series 406, Interest Only, 4.0%, 9/25/2040	1,265,944	228,513
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M2”, Series 2019-DNA4, 144A, 1-month USD-LIBOR + 1.95%, 2.056% (b), 10/25/2049	1,102,029	1,107,679
“M2”, Series 2017-DNA3, 1-month USD-LIBOR + 2.5%, 2.606% (b), 3/25/2030	1,000,000	1,022,676
“M2”, Series 2019-DNA1, 144A, 1-month USD-LIBOR + 2.65%, 2.756% (b), 1/25/2049	199,506	203,639

Government National Mortgage Association:
“DI”, Series 2014-102, Interest Only, 3.5%, 7/16/2029		3,310,757	185,684
“PI”, Series 2015-40, Interest Only, 4.0%, 4/20/2044		683,729	47,899
“HI”, Series 2015-77, Interest Only, 4.0%, 5/20/2045		1,417,141	198,501
“IN”, Series 2009-69, Interest Only, 5.5%, 8/20/2039		423,842	93,598
“IV”, Series 2009-69, Interest Only, 5.5%, 8/20/2039		679,120	149,296
“IJ”, Series 2009-75, Interest Only, 6.0%, 8/16/2039		309,272	48,807
JPMorgan Mortgage Trust:
“A11”, Series 2019-9, 144A, 1-month USD-LIBOR + 0.9%, 1.009% (b), 5/25/2050		1,290,183	1,303,477
“A6”, Series 2021-6, 144A, 2.5%, 10/25/2051		4,999,963	5,144,044
“2A1”, Series 2006-A2, 2.805% (b), 4/25/2036		369,488	364,850
“A3”, Series 2019-INV3, 144A, 3.5%, 5/25/2050		2,298,376	2,370,841
“A3”, Series 2020-INV1, 144A, 3.5%, 8/25/2050		686,459	708,078
Merrill Lynch Mortgage Investors Trust, “2A”, Series 2003-A6, 2.575% (b), 10/25/2033		137,416	139,127
New Residential Mortgage Loan Trust, “A1”, Series 2019-NQM3, 144A, 2.802%, 7/25/2049		710,090	714,272
STACR Trust:
“M2”, Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.1%, 2.206% (b), 9/25/2048		1,081,081	1,093,794
“M2”, Series 2018-DNA2, 144A, 1-month USD-LIBOR + 2.15%, 2.256% (b), 12/25/2030		1,400,000	1,410,713
Total Collateralized Mortgage Obligations (Cost $26,331,143)			27,107,069

Government & Agency Obligations 7.3%
Sovereign Bonds 2.3%
Abu Dhabi Government International Bond, 144A, 3.125%, 4/16/2030		1,719,000	1,856,039
Bermuda Government International Bond, 144A, 2.375%, 8/20/2030		706,000	697,175
Brazilian Government International Bond, 3.875%, 6/12/2030 (d)		1,453,000	1,442,335
Colombia Government International Bond, 3.125%, 4/15/2031		747,000	731,604
Mexico Government International Bond, 3.75%, 4/19/2071		417,000	364,125
Perusahaan Penerbit SBSN Indonesia III, 144A, 2.8%, 6/23/2030		1,255,000	1,278,556
Republic of Kazakhstan, 144A, 1.55%, 11/9/2023	EUR	2,585,000	3,204,251
			9,574,085
U.S. Government Sponsored Agencies 0.5%
Federal Home Loan Mortgage Corp., 6.75%, 3/15/2031		1,500,000	2,181,815
U.S. Treasury Obligations 4.5%
U.S. Treasury Bonds:
Zero Coupon, 8/15/2042		1,325,000	818,656
1.25%, 5/15/2050		7,681,000	5,959,676
U.S. Treasury Note, 1.125%, 2/15/2031		13,000,000	12,415,000
			19,193,332
Total Government & Agency Obligations (Cost $31,940,716)			30,949,232

Short-Term U.S. Treasury Obligations 1.2%
U.S. Treasury Bills:
0.101% (f), 8/12/2021 (g)		2,000,000	1,999,909
0.125% (f), 8/12/2021		3,000,000	2,999,863
Total Short-Term U.S. Treasury Obligations (Cost $4,998,356)			4,999,772
	Shares	Value ($)

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (h) (Cost $70,220)	315	17,024

Securities Lending Collateral 2.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (i) (j) (Cost $12,173,705)	12,173,705	12,173,705

Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 0.02% (i)	6,073,109	6,073,109
DWS ESG Liquidity Fund "Capital Shares", 0.08% (i)	3,406	3,406
Total Cash Equivalents (Cost $6,076,516)		6,076,515

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $459,888,232)	110.8	468,554,574
Other Assets and Liabilities, Net	(10.8)	(45,774,599)
Net Assets	100.0	422,779,975
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended April 30, 2021 are as follows:
Value ($) at 1/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2021	Value ($) at 4/30/2021
Securities Lending Collateral 2.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (i) (j)
7,042,438	5,131,267 (k)	—	—	—	8,811	—	12,173,705	12,173,705
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 0.02% (i)
11,030,279	68,775,069	73,732,239	—	—	577	—	6,073,109	6,073,109
DWS ESG Liquidity Fund "Capital Shares", 0.08% (i)
3,404	2	—	—	—	3	—	3,406	3,406
18,076,121	73,906,338	73,732,239	—	—	9,391	—	18,250,220	18,250,220
*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	Variable or floating rate security. These securities are shown at their current rate as of April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(c)	When-issued, delayed delivery or forward commitment securities included.
(d)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at April 30, 2021 amounted to $11,822,984, which is 2.8% of net assets.
(e)	Perpetual, callable security with no stated maturity date.
(f)	Annualized yield at time of purchase; not a coupon rate.
(g)	At April 30, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)	Investment was valued using significant unobservable inputs.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended April 30, 2021.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
PJSC: Public Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At April 30, 2021, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Ultra 10 Year U.S. Treasury Note	USD	6/21/2021	35	5,123,035	5,094,141	28,894
At April 30, 2021, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	7,600,000	USD	9,157,767	5/05/2021	19,802	Bank of America
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$299,248,870	$—	$299,248,870
Mortgage-Backed Securities Pass-Throughs	—	55,173,337	—	55,173,337
Asset-Backed (a)	—	24,418,673	—	24,418,673
Commercial Mortgage-Backed Securities	—	8,390,377	—	8,390,377
Collateralized Mortgage Obligations	—	27,107,069	—	27,107,069
Government & Agency Obligations (a)	—	30,949,232	—	30,949,232
Short-Term U.S. Treasury Obligations	—	4,999,772	—	4,999,772
Warrants	—	—	17,024	17,024
Short-Term Investments (a)	18,250,220	—	—	18,250,220
Derivatives (b)
Futures Contracts	28,894	—	—	28,894
Forward Foreign Currency Contracts	—	19,802	—	19,802
Total	$18,279,114	$450,307,132	$17,024	$468,603,270
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of April 30, 2021 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts	Futures Contracts
Interest Rate Contracts	$ —	$ 28,894
Foreign Exchange Contracts	$ 19,802	$ —
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DTRBF-PH1
R-080548-1 (1/23)